COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Interests expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Interest on current accounts deposits	$ 309,784,773	$ 512,059,715	$ 1,073,754,083
Interest on time deposits	419,616,634	620,752,662	1,257,621,838
Interest on other financial liabilities	142,428,823	16,118,852	10,373,933
Interest from financing sector	2,593,067	2,824,358	7,942,839
Other	72,703,282	16,415,311	15,061,855
Total	$ 947,126,579	$ 1,168,170,898	$ 2,364,754,548